Provision for risks of tax, civil and labor losses and Judicial deposits and escrow accounts - Somos - Anglo (Predecessor) (Details 3) - Somos - Anglo (Predecessor) R$ in Thousands	Oct. 10, 2018 BRL (R$)
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 41,187
Tax proceedings (i)
Disclosure of contingent liabilities [line items]
Contingent liabilities
Labor proceedings (ii)
Disclosure of contingent liabilities [line items]
Contingent liabilities	39,052
Civil proceedings
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 2,135